CONSOLIDATED STATEMENT OF INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Sales of goods	¥ 2,825,613	¥ 2,300,470	¥ 1,880,190
Other operating revenues	65,566	59,723	50,721
Total operating revenues	2,891,179	2,360,193	1,930,911
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(2,292,983)	(1,770,651)	(1,379,691)
Selling, general and administrative expenses	(65,642)	(64,973)	(64,360)
Depreciation, depletion and amortization	(109,967)	(115,310)	(108,425)
Exploration expenses, including dry holes	(10,744)	(11,089)	(11,035)
Personnel expenses	(77,721)	(74,854)	(63,887)
Taxes other than income tax	(246,498)	(235,292)	(232,006)
Other operating income/(expense), net	(5,360)	(16,554)	5,686
Total operating expenses	(2,808,915)	(2,288,723)	(1,853,718)
Operating income	82,264	71,470	77,193
Finance costs
Interest expense	(7,321)	(7,146)	(9,219)
Interest income	7,726	5,254	3,218
Foreign currency exchange (loss)/gain, net	596	332	(610)
Net finance costs	1,001	(1,560)	(6,611)
Investment income	1,871	262	263
Share of profits less losses from associates and joint ventures	13,974	16,525	9,306
Earnings before income tax	99,110	86,697	80,151
Income tax expense	(20,213)	(16,279)	(20,707)
Net income	78,897	70,418	59,444
Attributable to:
Owners of the Company	61,618	51,244	46,672
Non-controlling interests	17,279	19,174	12,772
Net income	¥ 78,897	¥ 70,418	¥ 59,444
Earnings per share:
Basic	¥ 0.51	¥ 0.42	¥ 0.39
Diluted	¥ 0.51	¥ 0.42	¥ 0.39